UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	06/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2016 (Unaudited)

	Coupon Maturity		Principal
Long-Term Municipal Investments - 99.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama - 1.2%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000	5,518,000
Arizona - 2.1%
Arizona School Facilities Board,
COP	5.00	9/1/20	2,500,000	2,901,750
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue	5.00	7/1/18	3,150,000	3,422,885
Tucson,
Water System Revenue	5.00	7/1/20	3,000,000	3,483,810
				9,808,445
Arkansas - .2%
Arkansas Development Finance Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/20	1,070,000	1,202,188
California - 1.8%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,550,971
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/19	1,500,000	1,700,820
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/17	1,430,000	1,497,053
University of California Regents,
General Revenue	5.00	5/15/20	1,500,000	1,742,895
				8,491,739
Colorado - 1.5%
City and County of Denver,
Airport System Subordinate Revenue	5.00 11/15/18		1,180,000	1,289,988
Colorado Educational and Cultural
Facilities Authority,
Revenue (Johnson and Wales University
Project)	5.00	4/1/18	2,000,000	2,136,100
Platte River Power Authority,
Power Revenue	5.00	6/1/20	3,220,000	3,738,291
				7,164,379
Connecticut - 1.0%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/18	2,750,000	2,947,065
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/19	1,500,000	1,692,390
				4,639,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
District of Columbia - .3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/20	1,460,000	1,670,313
Florida - 9.0%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	5,700,000	6,460,038
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,584,450
Florida Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/18	3,425,000	3,713,077
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/17	4,365,000	4,560,334
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/19	3,270,000	3,684,996
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/20	1,850,000	2,152,309
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/19	1,200,000	1,357,968
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	3,876,570
Miami-Dade County,
Aviation Revenue	5.00	10/1/20	3,100,000	3,594,605
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/21	2,400,000	2,875,656
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (ACTS
Retirement - Life Communities, Inc.
Obligated Group)	5.00 11/15/21		1,500,000	1,770,165
South Florida Water Management District,
COP (Master Lease Purchase
Agreement)	5.00	10/1/20	1,500,000	1,754,985
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue (H. Lee Moffitt
Cancer Center Project)	4.00	9/1/17	1,055,000	1,093,497
				42,478,650
Georgia - 2.5%
Gwinnett County School District,
Sales Tax GO	5.00	8/1/20	4,000,000	4,681,040
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,186,740
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,557,265
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,256,000
				11,681,045
Illinois - 10.3%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.00	1/1/18	1,105,000	1,169,908

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 10.3% (continued)
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	4,350,000		4,443,916
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/20	1,985,000		2,207,558
Chicago,
Second Lien Water Revenue	4.25	11/1/18	1,050,000		1,124,456
Chicago,
Second Lien Water Revenue	5.00	11/1/20	1,000,000		1,139,740
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/19	1,700,000		1,931,404
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/20	1,850,000		2,162,558
Illinois,
Sales Tax Revenue (Build Illinois
Bonds)	5.00	6/15/17	5,570,000		5,801,489
Illinois,
Sales Tax Revenue (Build Illinois
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.75	6/15/18	2,930,000		3,204,893
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00 11/15/20		2,405,000		2,779,170
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	1,200,000		1,399,620
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	2,590,000		3,020,847
Kane County Forest Preserve District,
GO	4.00 12/15/16		6,000,000		6,091,080
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00 12/15/20		3,675,000		4,144,150
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	5,500,000		5,914,590
Springfield,
Senior Lien Electric Revenue	5.00	3/1/20	2,000,000		2,273,820
					48,809,199
Indiana - 1.6%
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport
Authority Project)	5.00	1/1/21	3,870,000		4,497,946
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000		1,131,250
Rockport,
PCR (Indiana Michigan Power Company
Project)	1.75	6/1/18	2,000,000		2,018,840
					7,648,036
Kansas - .5%
Kansas Department of Transportation,
Highway Revenue	0.71	9/1/19	1,180,000	[a]	1,169,616

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Kansas - .5% (continued)
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,319,344
				2,488,960
Louisiana - 2.0%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/20	1,000,000	1,146,570
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/20	3,100,000	3,547,516
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/18	4,250,000	4,573,127
				9,267,213
Maryland - 1.2%
Maryland,
GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000	5,901,500
Michigan - 5.5%
Michigan,
State Trunk Line Revenue	5.00 11/15/17		3,830,000	4,061,906
Michigan Building Authority,
Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,533,146
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,148,500
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,712,782
Michigan Finance Authority,
Revenue (School District of the City of
Detroit)	5.00	6/1/17	3,000,000	3,083,340
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,765,184
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	1/1/21	3,000,000	3,386,490
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/19	5,000,000	5,609,250
				26,300,598
Minnesota - 1.2%
Minnesota,
State General Fund Appropriation
Bonds	5.00	3/1/17	5,470,000	5,633,662
Missouri - 2.4%
Kansas City,
Sanitary Sewer System Improvement
Revenue	4.00	1/1/21	1,000,000	1,136,490

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 2.4% (continued)
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/20	3,960,000		4,525,686
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00 11/15/20		1,070,000		1,251,376
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	4.00	1/1/19	1,500,000		1,619,865
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/19	2,335,000		2,661,433
					11,194,850
Nebraska - .7%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000		3,491,933
Nevada - 1.7%
Nevada,
Highway Revenue (Motor Vehicle Fuel
Tax)	4.00	12/1/17	5,000,000		5,238,550
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	6/1/18	2,500,000		2,659,400
					7,897,950
New Jersey - 3.8%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/17	2,000,000		2,062,940
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	1,275,000		1,403,444
New Jersey Educational Facilities
Authority,
Higher Education Facilities Trust Fund
Revenue	5.00	6/15/19	1,980,000		2,147,785
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/21	2,190,000		2,531,662
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,377,880
New Jersey Turnpike Authority,
Turnpike Revenue	0.96	1/1/18	2,500,000	[a]	2,500,150
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	3,720,000		4,106,396
					18,130,257
New Mexico - 1.5%
Albuquerque Bernalillo County Water
Utility Authority,
Senior Lien Joint Water and Sewer
System Revenue	5.00	7/1/20	1,675,000		1,954,474

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico - 1.5% (continued)
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	0.83	8/1/17	5,395,000	[a]	5,393,597
					7,348,071
New York - 17.4%
Long Island Power Authority,
Electric System General Revenue	1.20	11/1/18	2,500,000	[a]	2,495,275
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/17		1,500,000		1,590,975
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/18		1,000,000		1,101,540
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/19		4,330,000		4,935,897
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/20		1,500,000		1,760,250
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/20		1,500,000		1,760,250
Nassau County,
GO (General Improvement)	5.00	1/1/20	5,000,000		5,696,000
New York City,
GO	5.00	8/1/18	2,500,000		2,725,050
New York City,
GO	5.00	8/1/19	5,750,000		6,489,047
New York City,
GO	5.00	8/1/20	3,830,000		4,458,273
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000		2,078,800
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/20	1,500,000		1,743,255
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Escrowed to Maturity)	5.00	11/1/16	955,000		969,382
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000		1,901,603
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/17	5,000,000		5,158,500
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/19	2,500,000		2,781,875
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/19	3,535,000		3,933,571
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/20	4,000,000		4,630,040
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	3,000,000		3,353,820

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 17.4% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/17	5,000,000		5,107,450
New York Transportation Develpoment
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	5,000,000		5,499,650
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 175th Series)	5.00	12/1/17	3,000,000		3,187,380
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,940,838
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.66	12/3/19	5,000,000	[a]	4,937,050
					82,235,771
North Carolina - .6%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,801,472
Oklahoma - .3%
Oklahoma Turnpike Authority,
Oklahoma Turnpike System Second
Senior Revenue	5.00	1/1/21	1,275,000		1,502,702
Pennsylvania - 2.6%
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/21	2,135,000		2,495,623
Philadelphia,
Gas Works Revenue	5.00	8/1/20	4,335,000		5,003,023
Philadelphia School District,
GO	5.00	9/1/21	4,250,000		4,715,162
					12,213,808
Rhode Island - .5%
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/20	2,020,000		2,271,268
Tennessee - 2.0%
Metropolitan Government of Nashville and
Davidson County,
GO	5.00	7/1/20	1,920,000		2,235,398
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/21	2,000,000		2,359,660
Tennessee Energy Acquisition Corporation,
Gas Project Revenue (Guaranteed
Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000		3,373,547
Tennessee State School Bond Authority,
Higher Educational Facilities Second
Program Bonds	5.00	11/1/19	1,350,000		1,538,663
					9,507,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 14.8%
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/19	1,295,000		1,438,680
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/21	1,000,000		1,167,990
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/18	1,000,000		1,096,670
Dallas Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/17	1,995,000		2,095,229
Dickinson Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/20	3,260,000		3,738,470
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00 11/15/19		1,500,000		1,702,500
Houston,
Combined Utility System First Lien
Revenue	5.00 11/15/19		1,380,000		1,572,979
Houston,
Combined Utility System First Lien
Revenue	1.31	5/1/20	5,000,000	[a]	4,976,200
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,358,200
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000		3,203,256
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue	5.00	9/1/20	1,000,000		1,158,920
Lake Travis Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/15/18	4,640,000		4,892,787
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/20	1,000,000		1,157,000
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000		2,374,258
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	4.00	5/15/20	1,000,000		1,115,490
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/20	1,075,000		1,240,507
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000		2,280,640
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/21	1,000,000		1,172,310
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/20	1,025,000		1,161,233

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 14.8% (continued)
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/21	2,040,000	2,409,668
Rockwall,
Improvement GO	5.00	8/1/20	4,695,000	5,449,111
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/16	1,000,000	1,011,110
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/20	6,000,000	6,881,760
San Antonio,
Water System Junior Lien Revenue	5.00	5/15/19	1,000,000	1,120,810
Texas,
GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000	4,904,010
Texas Transportation Commission,
State Highway Fund Revenue	5.00	10/1/20	3,000,000	3,518,190
Waco,
Combination Tax and Revenue
Certificates of Obligation	5.00	2/1/20	1,500,000	1,716,990
				69,914,968
Utah - 2.0%
Intermountain Power Agency,
Subordinated Power Supply Revenue	4.00	7/1/17	7,000,000	7,239,050
Intermountain Power Agency,
Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000	2,248,740
				9,487,790
Virginia - 1.4%
Fairfax County Industrial Development
Authority,
Health Care Revenue (Inova Health
System Project)	5.00	5/15/21	1,000,000	1,193,690
Virginia Public School Authority,
School Technology and Security Notes	5.00	4/15/18	5,000,000	5,389,400
				6,583,090
Washington - 4.4%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/18	5,000,000	5,434,200
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,434,280
Seattle,
Municipal Light and Power Revenue	5.00	4/1/20	2,000,000	2,307,100
Seattle,
Water System Improvement Revenue	5.00	5/1/20	2,500,000	2,894,175
Tobacco Settlement Authority of
Washington,
Tobacco Settlement Revenue	5.00	6/1/18	3,650,000	3,927,327
Washington,
GO (Various Purpose)	5.00	7/1/20	2,465,000	2,862,531
				20,859,613
Wisconsin - 1.2%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/20	2,000,000	2,280,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 1.2% (continued)
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,362,190
				5,642,710
Total Investments (cost $463,210,141)			99.2%	469,786,903
Cash and Receivables (Net)			0.8%	3,616,236
Net Assets			100.0%	473,403,139

a Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	469,786,903	-	469,786,903

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2016, accumulated net unrealized appreciation on investments was $6,576,762, consisting of $6,686,276 gross unrealized appreciation and $109,514 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)